Employee Benefits	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Employee Benefits [Abstract]
Employee Benefits [Text Block]

11. Employee Benefits

The Company contributes to a state pension plan organized by municipal and provincial governments in respect of its employees in PRC. The compensation expense related to this plan was $17,101 and $2,586 for the three months ended March 31, 2014 and 2013, respectively.

10. Employee Benefits

The Company contributes to a state pension plan organized by municipal and provincial governments in respect of its employees in PRC. The compensation expense related to this plan was $20,073 and $6,600 for the years ended December 31, 2013 and 2012, respectively.